Payable Third-Party Loans - Schedule of Repayment Term (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
Schedule of Repayment Term [Line Items]
Principal amount	¥ 6,208
Loan 1 [Member]
Schedule of Repayment Term [Line Items]
Maturity date	Aug. 26, 2026
Principal amount	¥ 1,054
Loan 2 [Member]
Schedule of Repayment Term [Line Items]
Maturity date	Aug. 31, 2026
Principal amount	¥ 1,154
Loan 3 [Member]
Schedule of Repayment Term [Line Items]
Maturity date	Mar. 31, 2026
Principal amount	¥ 903
Loan 4 [Member]
Schedule of Repayment Term [Line Items]
Maturity date	Aug. 31, 2026
Principal amount	¥ 304
Loan 5 [Member]
Schedule of Repayment Term [Line Items]
Maturity date	Nov. 30, 2026
Principal amount	¥ 98
Loan 6 [Member]
Schedule of Repayment Term [Line Items]
Maturity date	Jul. 31, 2026
Principal amount	¥ 984
Loan 7 [Member]
Schedule of Repayment Term [Line Items]
Maturity date	Sep. 30, 2026
Principal amount	¥ 252
Loan 8 [Member]
Schedule of Repayment Term [Line Items]
Maturity date	Oct. 31, 2026
Principal amount	¥ 706
Loan 9 [Member]
Schedule of Repayment Term [Line Items]
Maturity date	Nov. 30, 2026
Principal amount	¥ 753